INTANGIBLE ASSETS AND GOODWILL - Changes in net carrying amounts of intangible assets and goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	$ 11,149	$ 11,035
Net additions	58	254
Amortization	(95)	(119)
Other	(2)	(21)
Net carrying amount	11,110	11,149
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	84	139
Net additions	0	0
Amortization	(37)	(55)
Other	0	0
Net carrying amount	47	84
Intangible assets excluding goodwill and acquired program rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	7,050	6,921
Net additions	4	195
Amortization	(37)	(55)
Other	0	(11)
Net carrying amount	7,017	7,050
Acquired program rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	194	209
Net additions	54	59
Amortization	(58)	(64)
Other	(2)	(10)
Net carrying amount	188	194
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	3,905	3,905
Net additions	0	0
Amortization	0	0
Other	0	0
Net carrying amount	3,905	3,905
Total intangible assets [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	7,244	7,130
Net additions	58	254
Amortization	(95)	(119)
Other	(2)	(21)
Net carrying amount	7,205	7,244
Spectrum licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	6,600	6,416
Net additions	0	184
Amortization	0	0
Other	0	0
Net carrying amount	6,600	6,600
Broadcast licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	230	230
Net additions	4	11
Amortization	0	0
Other	0	(11)
Net carrying amount	234	230
Brand names
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	136	136
Net additions	0	0
Amortization	0	0
Other	0	0
Net carrying amount	$ 136	$ 136